FPA Crescent Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES - 5.8%
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
	AGENCY — 0.1%
	Eleven Madison Mortgage Trust
$12,681,000	Series 2015-11MD, Class A, 3.673%, 9/10/2035(a),(b)	$11,071,117
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $11,261,828)	11,071,117
	CONVERTIBLE BONDS — 1.8%
	Delivery Hero SE
2,600,000	1.000%, 4/30/2026	2,309,610
86,200,000	1.000%, 1/23/2027 Wayfair, Inc.	71,411,219
84,672,000	0.625%, 10/1/2025	72,927,994
4,278,000	1.000%, 8/15/2026 Zillow Group, Inc.	3,497,265
1,703,000	2.750%, 5/15/2025	1,748,129
12,336,000	1.375%, 9/1/2026	14,698,344
	TOTAL CONVERTIBLE BONDS
	(Cost $161,068,876)	166,592,561
	CORPORATE BANK DEBT — 1.0%
	CB&I STS Delaware LLC
37,458,000	13.159% (1-Month Term SOFR+750 basis points), 12/31/2026(c),(d),(e),(f)	36,708,840
	Cornerstone OnDemand, Inc.
2,545,161	9.402% (3-Month Term SOFR+375 basis points), 10/15/2028(b),(d),(f)	2,481,532
	Farfetch U.S. Holdings, Inc.
26,977,147	11.576% (3-Month Term SOFR+625 basis points), 10/20/2027(b),(d),(f)	25,088,747
	Lealand Finance Company B.V. Senior Exit LC
19,148,815	8.319%, 6/30/2024(c),(d),(e),(f)	(8,616,967)
	McDermott LC
21,452,976	9.247%, 12/31/2025(b),(c),(d),(e),(f),(g),(h)	14,171,739
	McDermott Tanks Escrow LC
7,265,394	9.997%, 12/31/2026(b),(c),(d),(e),(f),(h)	3,995,967
	McDermott Technology Americas, Inc.
1,074,221	8.429% (1-Month Term SOFR+300 basis points), 6/30/2024(b),(c),(d),(f)	751,955
34,975,537	9.429% (1-Month Term SOFR+400 basis points), 6/30/2025(b),(c),(d),(f)	17,487,768
	Vision Solutions, Inc.
2,545,030	9.863% (3-Month Term SOFR+400 basis points), 5/28/2028(b),(d),(f)	2,459,135
	TOTAL CORPORATE BANK DEBT
	(Cost $165,031,256)	94,528,716
	CORPORATE BONDS — 0.4%
	ENERGY — 0.0%
	Gulfport Energy Corp.
18,209,000	6.000%, 10/15/2024(i)	11,472
9,417,000	6.625%, 5/1/2025(i)	5,933
8,822,000	6.375%, 5/15/2025(i)	5,558

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$9,128,000	6.375%, 1/15/2026(i)	$5,750
596,287	8.000%, 5/17/2026	595,079
		623,792
	FINANCIALS - 0.4%
	Charles Schwab Corp.
18,976,000	4.000% (USD 5 Year Tsy+316.8 basis points)(b),(j)	15,694,110
2,588,000	5.000% (3-Month USD Libor+257.5 basis points)(b),(j)	1,953,940
	Vornado Realty LP
8,815,000	3.500%, 1/15/2025	8,370,986
8,623,000	2.150%, 6/1/2026	7,322,134
		33,341,170
	TOTAL CORPORATE BONDS
	(Cost $32,772,349)	33,964,962
	U.S. TREASURY NOTES & BONDS - 2.5%
	U.S. Treasury Note
131,000,000	2.125%, 3/31/2024	128,877,263
100,000,000	5.000%, 8/31/2025	99,799,340
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $228,777,034)	228,676,603
	TOTAL BONDS & DEBENTURES
	(Cost $598,911,343)	534,833,959

Number of Shares
	CLOSED-END FUNDS — 0.1%
4,756,180	Altegrity, Inc.(e),(f)	11,081,899
	TOTAL CLOSED-END FUNDS
	(Cost $0)	11,081,899
	COMMON STOCKS — 63.3%
	AEROSPACE & DEFENSE — 2.2%
1,330,897	Howmet Aerospace, Inc.	61,553,986
875,320	Safran SA	137,548,964
		199,102,950
	APPAREL & TEXTILE PRODUCTS — 0.7%
568,841	Cie Financiere Richemont SA Class A	69,598,200
	ASSET MANAGEMENT — 2.7%
1,931,163	Groupe Bruxelles Lambert NV	144,056,308
426,531	LPL Financial Holdings, Inc.	101,365,092
457,176	Pershing Square Tontine Holdings Ltd.(e)	—
		245,421,400
	BANKING — 3.4%
3,673,666	Citigroup, Inc.	151,097,883

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	BANKING (Continued)
3,961,725	Wells Fargo & Co.	$161,876,083
		312,973,966
	BEVERAGES — 3.1%
1,951,168	Heineken Holding NV	147,281,314
4,041,690	JDE Peet’s NV	112,888,730
3,970,793	Swire Pacific Ltd. Class A	26,798,163
		286,968,207
	CABLE & SATELLITE — 5.3%
393,387	Charter Communications, Inc. Class A*	173,019,470
7,087,694	Comcast Corp. Class A	314,268,352
		487,287,822
	CHEMICALS — 1.9%
2,569,429	International Flavors & Fragrances, Inc.	175,157,975
	CONSTRUCTION MATERIALS — 3.5%
594,517	Heidelberg Materials AG	46,208,785
4,283,093	Holcim AG	275,027,536
		321,236,321
	E-COMMERCE DISCRETIONARY — 1.9%
1,810,103	Alibaba Group Holding Ltd.*	19,786,083
1,191,199	Amazon.com, Inc.*	151,425,217
		171,211,300
	ELECTRIC UTILITIES — 1.0%
2,241,472	FirstEnergy Corp.	76,613,513
720,710	PG&E Corp.*	11,625,052
		88,238,565
	ELECTRICAL EQUIPMENT — 2.5%
1,869,808	TE Connectivity Ltd.	230,977,382
	ENGINEERING & CONSTRUCTION — 0.7%
56,585,375	McDermott International, Ltd.*,(c),(e),(f)	14,146,344
694,573	Samsung C&T Corp.	55,378,575
		69,524,919
	ENTERTAINMENT CONTENT — 0.5%
33,130	Epic Games, Inc.(e),(f)	9,408,920
1,965,397	Nexon Co. Ltd.	35,161,194
		44,570,114
	FOOD — 0.2%
1,628,225	Herbalife Ltd.*	22,778,868
	HEALTH CARE FACILITIES & SVCS — 0.6%
233,915	ICON PLC*	57,601,569

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL SUPPORT SERVICES - 1.2%
699,096	Ferguson PLC	$114,980,319
	INSTITUTIONAL FINANCIAL SVCS - 1.9%
4,697,583	Jefferies Financial Group, Inc.	172,072,465
	INSURANCE - 4.7%
4,249,990	American International Group, Inc.	257,549,394
545,317	Aon PLC Class A	176,802,678
		434,352,072
	INTERNET MEDIA & SERVICES - 10.5%
2,136,545	Alphabet, Inc. Class A*	279,588,279
1,586,945	Alphabet, Inc. Class C*	209,238,698
551,839	Delivery Hero SE*,(a)	15,851,005
965,437	Just Eat Takeaway.com NV*,(a)	12,013,102
834,482	Meta Platforms, Inc. Class A*	250,519,841
567,954	Naspers Ltd. N Shares	90,756,912
106,795	Netflix, Inc.*	40,325,792
1,422,357	Uber Technologies, Inc.*	65,414,199
		963,707,828
	LEISURE FACILITIES & SERVICES - 1.0%
1,533,842	Entain PLC	17,456,904
402,415	Marriott International, Inc. Class A	79,098,692
		96,555,596
	METALS & MINING - 1.6%
25,011,010	Glencore PLC	143,395,237
	OIL & GAS PRODUCERS - 1.6%
526,060	Gulfport Energy Corp.*	62,422,280
5,262,897	Kinder Morgan, Inc.	87,258,832
		149,681,112
	OTHER COMMON STOCK - 0.3%
—	Other Common Stock(k)	24,360,461
	REIT - 0.9%
3,746,765	Douglas Emmett, Inc.	47,808,721
1,668,698	Vornado Realty Trust	37,846,071
		85,654,792
	RETAIL - DISCRETIONARY - 1.2%
1,521,148	CarMax, Inc.*	107,590,798
	SEMICONDUCTORS - 5.2%
1,465,232	Analog Devices, Inc.	256,547,471
139,741	Broadcom, Inc.	116,066,080
521,846	NXP Semiconductors NV	104,327,452
		476,941,003

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY HARDWARE - 1.3%
862,607	Dell Technologies, Inc. Class C	$59,433,622
1,542,361	Nintendo Co. Ltd.	64,299,445
		123,733,067
	TECHNOLOGY SERVICES - 1.0%
1,430,916	LG Corp.	88,948,645
	TRANSPORTATION EQUIPMENT - 0.7%
586,081	Westinghouse Air Brake Technologies Corp.	62,282,828
	TOTAL COMMON STOCKS
	(Cost $3,925,002,295)	5,826,905,781
	LIMITED PARTNERSHIPS - 3.9%
150,000	Footpath Ventures SPV IV LP(e),(f)	11,628,785
2,073,734	FPS Group Ltd.(c),(e),(f)	244,301,577
107,799	FPS Shelby Holdco I LLC(c),(e),(f)	8,876,468
958,312	GACP II LP(e),(f)	8,053,612
1,146,250	Sound Holding FP(c),(e),(f)	76,686,173
120,000	U.S. Farming Realty Trust II LP(c),(e),(f)	3,832,392
	TOTAL LIMITED PARTNERSHIPS
	(Cost $207,805,830)	353,379,007
	PREFERRED STOCKS — 0.1%
	ENERGY — 0.0%
1,345	Gulfport Energy Corp., 10.000%, (e)	820,450
	INDUSTRIALS — 0.1%
26,288	McDermott International, Ltd., 8.000%, (c),(e),(f)	6,571,918
	TOTAL PREFERRED STOCKS
	(Cost $2,473,117)	7,392,368
	SPECIAL PURPOSE ACQUISITION COMPANIES — 0.0%
421	Biote Corp. *	2,156
46,911	PowerUp Acquisition Corp.*	516,021
	TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
	(Cost $470,850)	518,177
	WARRANTS — 0.0%
13,439	Alpha Partners Technology Merger Corp., Expiration Date: March 31, 2028*	688
18,063	American Oncology Network, Inc., Expiration Date: March 31, 2028*	3,595
41,393	Apollo Strategic Growth Capital II, Expiration Date: December 31, 2027*	3,249
98,890	Ares Acquisition Corp. A Shares, Expiration Date: December 31, 2027*	65,366
412,865	Atlantic Coastal Acquisition Corp., Expiration Date: December 31, 2027*	11,560
160,436	Atlantic Coastal Acquisition Corp. II, Expiration Date: June 2, 2028*	11,231
266,952	BigBear.ai Holdings, Inc., Expiration Date: December 31, 2028*	120,128
1,007,550	BurTech Acquisition Corp., Expiration Date: December 18, 2026*	17,128
122,545	C5 Acquisition Corp., Expiration Date: May 19, 2028*	4,547

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Number
of Shares		Value
	WARRANTS (Continued)
123,284	Churchill Capital Corp. VII, Expiration Date: February 29, 2028*	$37,972
2,521,536	Cie Financiere Richemont SA, Expiration Date: November 23, 2023*	1,872,559
173,528	DHC Acquisition Corp., Expiration Date: December 31, 2027*	13,882
344,045	Disruptive Acquisition Corp. I A Shares, Expiration Date: March 6, 2026*	12,076
167,442	ECARX Holdings, Inc., Expiration Date: December 21, 2027*	7,535
414,327	Electriq Power Holdings, Inc., Expiration Date: January 25, 2028*	11,808
516,072	Flame Acquisition Corp., Expiration Date: December 31, 2028*	412,858
248,596	Forest Road Acquisition Corp. II A Shares, Expiration Date: January 15, 2026*	5,221
57,975	Fusion Acquisition Corp. II A Shares, Expiration Date: December 31, 2027*	12
64,614	Global Partner Acquisition Corp. II, Expiration Date: December 30, 2027*,(e)	—
344,044	Golden Arrow Merger Corp., Expiration Date: July 31, 2027*	12,454
98,835	Heliogen, Inc., Expiration Date: March 31, 2028*	3,647
310,750	Landcadia Holdings IV, Inc., Expiration Date: March 29, 2028*	43,505
316,054	MariaDB PLC, Expiration Date: December 16, 2027*	19,374
179,967	Metals Acquisition Ltd., Expiration Date: June 16, 2028*	361,734
216,065	NioCorp Developments Ltd., Expiration Date: March 17, 2028*	127,478
91,791	Northern Star Investment Corp. III, Expiration Date: February 24, 2028*	1,147
70,911	Northern Star Investment Corp. IV, Expiration Date: December 31, 2027*	1,425
193,976	Plum Acquisition Corp. I, Expiration Date: December 31, 2028*	11,639
10,692	Prenetics Global Ltd., Expiration Date: December 31, 2026*	560
77,074	Ross Acquisition Corp. II, Expiration Date: February 12, 2026*	8,594
178,581	Slam Corp., Expiration Date: December 31, 2027*	24,394
27,467	Swvl Holdings Corp., Expiration Date: March 31, 2027*	269
330,005	Twelve Seas Investment Co. II, Expiration Date: March 2, 2028*	11,583
94,559	Virgin Orbit Holdings, Inc., Expiration Date: March 31, 2027*,(e)	—
	TOTAL WARRANTS
	(Cost $2,232,105)	3,239,218
	SHORT-TERM INVESTMENTS — 26.7%
	MONEY MARKET INVESTMENTS — 0.1%
4,165,364	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.14%(l)	4,165,364

Principal Amount
	COMMERCIAL PAPER — 12.7%
$40,300,000	Amazon.com, Inc., 3.41%, 11/16/2023	40,039,438
70,000,000	Apple, Inc., 5.27%, 10/4/2023	69,969,258
57,000,000	Coco-Cola Co., 3.39%, 11/14/2023	56,648,183
45,000,000	Kenvue, Inc., 5.35%, 12/5/2023	44,565,313
60,000,000	Microsoft Corp., 5.30%, 11/6/2023	59,682,000
32,000,000	Microsoft Corp., 5.30%, 11/7/2023	31,825,689
14,000,000	Microsoft Corp., 5.30%, 11/17/2023	13,903,128
20,000,000	Microsoft Corp., 5.33%, 11/20/2023	19,851,944
100,000,000	Microsoft Corp., 5.33%, 12/19/2023	98,830,361
40,000,000	Microsoft Corp., 5.34%, 1/2/2024	39,448,200

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal
Amount		Value
	COMMERCIAL PAPER (Continued)
$50,000,000	Microsoft Corp., 5.34%, 1/3/2024	$49,302,833
65,000,000	Microsoft Corp., 5.34%, 1/22/2024	63,910,492
53,500,000	Nestle Capital Corp., 5.35%, 12/18/2023	52,879,846
20,000,000	PepsiCo, Inc., 3.75%, 10/3/2023	19,994,278
25,000,000	PepsiCo, Inc., 3.89%, 10/16/2023	24,946,354
75,000,000	PepsiCo, Inc., 4.95%, 10/18/2023	74,815,479
25,000,000	PepsiCo, Inc., 5.21%, 10/20/2023	24,931,257
49,000,000	PepsiCo, Inc., 5.13%, 10/23/2023	48,843,989
15,000,000	PepsiCo, Inc., 5.29%, 11/1/2023	14,931,671
64,300,000	PepsiCo, Inc., 5.23%, 11/3/2023	63,987,020
35,000,000	PepsiCo, Inc., 5.29%, 11/6/2023	34,814,850
65,000,000	PepsiCo, Inc., 5.31%, 11/7/2023	64,645,262
14,000,000	PepsiCo, Inc., 5.31%, 11/15/2023	13,907,075
50,000,000	PepsiCo, Inc., 5.36%, 1/22/2024	49,158,778
14,400,000	Roche Holdings, Inc., 5.29%, 10/2/2023	14,397,884
21,100,000	Roche Holdings, Inc., 5.29%, 10/11/2023	21,068,995
20,000,000	Roche Holdings, Inc., 5.29%, 10/23/2023	19,935,344
40,000,000	Roche Holdings, Inc., 5.29%, 10/26/2023	39,853,056
		1,171,087,977
	TREASURY BILLS - 13.9%
9,300,000	U.S. Treasury Bill, 4.69%, 10/10/2023(m)	9,288,073
43,000,000	U.S. Treasury Bill, 4.84%, 10/12/2023(m)	42,931,711
54,000,000	U.S. Treasury Bill, 4.98%, 10/17/2023(m)	53,875,070
55,000,000	U.S. Treasury Bill, 5.03%, 10/19/2023(m)	54,856,312
68,000,000	U.S. Treasury Bill, 5.10%, 10/24/2023(m)	67,772,959
30,000,000	U.S. Treasury Bill, 5.15%, 10/31/2023(m)	29,869,438
65,000,000	U.S. Treasury Bill, 5.14%, 11/2/2023(m)	64,699,164
11,000,000	U.S. Treasury Bill, 5.21%, 11/7/2023(m)	10,940,646
46,000,000	U.S. Treasury Bill, 5.20%, 11/9/2023(m)	45,739,422
20,000,000	U.S. Treasury Bill, 5.29%, 11/28/2023(m)	19,830,295
77,000,000	U.S. Treasury Bill, 5.26%, 12/7/2023(m)	76,249,419
44,000,000	U.S. Treasury Bill, 5.34%, 12/12/2023(m)	43,539,408
90,000,000	U.S. Treasury Bill, 5.28%, 12/14/2023(m)	89,031,861
299,999,999	U.S. Treasury Bill, 5.15%, 5/16/2024(m)	290,014,380
300,000,000	U.S. Treasury Bill, 5.30%, 6/13/2024(m)	288,864,990

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	TREASURY BILLS (Continued)
$100,000,000	U.S. Treasury Bill, 5.44%, 9/5/2024(m)	$95,118,180
		1,282,621,328
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,458,850,891)	2,457,874,669
	TOTAL INVESTMENTS - 99.9%
	(Cost $7,195,746,431)	9,195,225,078
	Other Assets in Excess of Liabilities — 0.1%	12,776,432
	TOTAL NET ASSETS — 100.0%	$9,208,001,510

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trusts

*Non-income producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $38,935,224, which represents 0.42% of Net Assets.

(b)	Variable or floating rate security.

(c)	Affiliated company.

(d)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

(e)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 4.80% of Net Assets. The total value of these securities is $441,668,117.

(f)	Restricted securities. These restricted securities constituted 5.43% of total net assets at September 30, 2023, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public.
There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

(g)	As of September 30, 2023, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied.

(h)	All or a portion of the loan is unfunded.

(i)	Security is in default.

(j)	Perpetual security. Maturity date is not applicable.

(k)	As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

(l)	The rate is the annualized seven-day yield at period end.

(m)	Treasury bill discount rate.

FPA Crescent Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Total Return Swaps - Short

Receive	Pay	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
Cresco Labs, Inc.	CDOR01M + 1.500%	Annual	Nomura Securities International, Inc.	6/30/2024	CAD 2,682,796	$1,231,548	—	$1,231,548
Green Thumb Industries, Inc.	OBFR + 1.500%	Annual	Nomura Securities International, Inc.	6/30/2024	$13,741,158	6,711,658	—	6,711,658
Trulieve Cannabis Corp.	CDOR01M + 1.500%	Annual	Nomura Securities International, Inc.	6/30/2024	CAD 2,078,850	1,151,832	—	1,151,832
Verano Holdings Corp.	CDOR01M + 1.500%	Annual	Nomura Securities International, Inc.	6/30/2024	CAD 3,488,050	2,623,729	—	2,623,729
						$11,718,767	—	$11,718,767

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Altegrity, Inc.	09/01/2021	$-	$11,081,899	0.12%
CB&I STS Delaware LLC, 13.159% (1-Month Term SOFR+750basis points), 12/31/2026	09/05/2023	37,458,000	36,708,840	0.40%
Cornerstone OnDemand, Inc., 9.402% (3-Month Term SOFR+375basis points), 10/15/2028	12/07/2022	2,256,257	2,481,532	0.03%
Cresco Labs, Inc.	05/19/2023	-	1,231,548	0.01%
Epic Games, Inc.	06/25/2020	19,049,750	9,408,920	0.10%
Farfetch U.S. Holdings, Inc., 11.576% (3-Month Term SOFR+625basis points), 10/20/2027	09/28/2022	25,519,606	25,088,747	0.27%
Footpath Ventures SPV IV LP	09/24/2021	15,562,050	11,628,785	0.13%
FPS Group Ltd.	10/17/2018	162,457,450	244,301,577	2.65%
FPS Shelby Holdco I LLC	02/04/2020	13,033,934	8,876,468	0.10%
GACP II LP	01/12/2018	-	8,053,612	0.09%
Green Thumb Industries, Inc.	05/19/2023	-	6,711,658	0.07%
Lealand Finance Company B.V. Senior Exit LC, 8.319%, 06/30/2024	11/12/2019	8,243,467	(8,616,967)	-0.09%
McDermott International Ltd., 8.000%	12/31/2020	1,201,538	6,571,918	0.07%
McDermott International, Ltd.	07/01/2020	55,498,910	14,146,344	0.15%
McDermott LC, 9.247%, 12/31/2025	12/31/2020	28,512,294	14,171,739	0.15%
McDermott Tanks Escrow LC, 9.997%, 12/31/2026	12/31/2020	7,260,749	3,995,967	0.04%
McDermott Technology Americas, Inc., 8.429% (1-Month Term SOFR+300basis points), 06/30/2024	07/01/2020	1,074,192	751,955	0.01%
McDermott Technology Americas, Inc., 9.429% (1-Month Term SOFR+400basis points), 06/30/2025	07/01/2020	52,560,418	17,487,768	0.19%
Sound Holding FP	10/07/2013	16,752,396	76,686,173	0.83%
Trulieve Cannabis Corp.	05/19/2023	-	1,151,832	0.01%
U.S. Farming Realty Trust II LP	12/24/2012	-	3,832,392	0.04%
Verano Holdings Corp.	05/19/2023	-	2,623,729	0.03%
Vision Solutions, Inc., 9.863% (3-Month Term SOFR+400basis points), 05/28/2028	12/07/2022	2,146,273	2,459,135	0.03%
		$448,587,284	$500,835,571	5.43%

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Affiliated Security	Beginning Value December 31, 2022	Purchases or Conversions	Sales or Conversions	Net Realized Gain (Loss) on Sales Affiliated Investment	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value September 30, 2023	Investment Income (Loss)
McDermott LC, 9.247%, 12/31/2025	$18,167,706	$-	$(7,260,748)	$-	$3,264,781	$-	$14,171,739	$1,101,745
Lealand Finance Company B.V. Senior Exit LC, 8.319%, 6/30/2024	(8,929,350)	-	(931,537)	1,319,844	(75,924)	-	(8,616,967)	128,071
McDermott International, Ltd., 8.000%	13,554,380	1,201,538	-	-	(8,184,000)	-	6,571,918	1,201,538
FPS Group Ltd.	248,852,380	-	-	-	(4,550,803)	-	244,301,577	-
FPS Shelby Holdco I LLC	8,876,468	-	-	-	-	-	8,876,468	-
U.S. Farming Realty Trust LP	3,639,826	-	(97,865)	97,865	(3,639,826)	-	-	-
U.S. Farming Realty Trust II LP	12,524,877	-	-	-	(8,692,485)	-	3,832,392	-
Sound Holding FP	66,907,723	-	-	-	9,778,450	-	76,686,173	-
McDermott Technology Americas, Inc., 9.429% (1-Month Term SOFR+400 basis points), 6/30/2025	18,120,599	785,726	-	-	(1,418,557)	-	17,487,768	(1,757,416)
McDermott Technology Americas, Inc., 8.429% (1-Month Term SOFR+300 basis points), 6/30/2024	644,533	-	-	-	107,422	-	751,955	19,049
McDermott International, Ltd.	14,970,388	2,450,728	-	-	(3,274,772)	-	14,146,344	-
CB&I STS Delaware LLC, 13.159% (1-Month Term SOFR+750 basis points), 12/31/2026	-	37,458,000	-	-	(749,160)	-	36,708,840	-
McDermott Tanks Escrow LC, 9.997%, 12/31/2026	-	7,260,748	-	-	(3,264,781)	-	3,995,967	38,332
Total	$397,329,530	$49,156,740	$(8,290,150)	$1,417,709	$(20,699,655)	$-	$418,914,174	$731,319